Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 163,412	$ 247,556	$ 187,831	$ 257,868
Cash and cash equivalents - Fair Value	163,412	247,556
Restricted cash - Book Value	13,480	2,564	$ 2,041
Restricted cash - Fair Value	13,480	2,564
Investments in available-for-sale securities - Book Value	5,173	6,701
Investments in available-for-sale securities - Fair Value	5,173	6,701
Loan receivable from affiliate companies - Book Value	16,474	7,791
Loan receivable from affiliate companies - Fair Value	16,474	7,791
Long-term receivable from affiliate companies - Book Value	0	9,625
Long-term receivable from affiliate companies - Fair Value	0	9,625
Capital lease obligations, including current portion - Book Value	(20,649)	(22,360)
Capital lease obligations, including current portion - Fair Value	(20,649)	(22,360)
Senior and ship mortgage notes, net - Book Value	(1,350,941)	(1,347,316)
Senior and ship mortgage notes, net - Fair Value	(735,002)	(1,300,021)
Long-term debt, including current portion - Book Value	(230,367)	(265,574)
Long-term debt, including current portion - Fair Value	$ (233,526)	$ (269,582)